Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
LCP Edge Intermediate, Inc. [Member]
Revenue disaggregated by major product line

HydraFacial’s revenue disaggregated by major product line consists of the following for the periods indicated (in thousands):

	Three Months Ended
	March 31, 2021	March 31, 2020
Net Sales
Delivery Systems	$25,672	$14,081
Consumables	21,870	18,455

Total net sales	$47,542	$32,536

HydraFacial’s revenue disaggregated by major product line consists of the following for each of the three years in the period ended December 31, 2020:

(in thousands)	2020	2019	2018
Net Sales
Delivery Systems	$53,372	$81,467	$57,067
Consumables	65,720	85,156	55,243

Total net Sales	$119,092	$166,623	$112,310